UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Global Opportunities Equity Trust,
40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—99.4%
		Common Stocks—98.7%
		Australia—2.9%
382,000		Lion Nathan Ltd.	$2,738,662
77,400		QBE Insurance Group Ltd.	1,954,578
1,566,700		SP AusNet	1,798,979
133,232		St. George Bank Ltd.	3,889,790
		Total Australia	10,382,009
		Bermuda—0.5%
44,800		Accenture Ltd., Class A	1,887,424

Brazil—2.0%

105,500		Cia Energetica de Minas Gerais (ADR)	2,149,035
108,750		Gerdau S.A. (ADR)	2,748,112
35,000		Petroleo Brasileiro S.A. (ADR)	2,271,500
		Total Brazil	7,168,647
		Canada—4.4%
69,200		Barrick Gold Corp.	2,276,680
28,800		Canadian Imperial Bank of Commerce	2,497,188
51,000		Potash Corp. of Saskatchewan	4,117,740
70,800		Teck Cominco Ltd., Class B	3,139,145
64,400		TELUS Corp.	3,587,638
		Total Canada	15,618,391
		Channel Islands—0.3%
26,600		Eurocastle Investment Ltd.	1,106,617
		China—1.9%
1,690,400		Datang Intl. Power Generation Co. Ltd.	1,448,192
2,075,200		Industrial & Commercial Bank of China	1,264,887
8,032	[1]	New World Department Store China Ltd.	6,240
28,200		PetroChina Co. Ltd. (ADR)	4,152,732
		Total China	6,872,051
		Denmark—0.9%
78,600		Danske Bank A/S	3,310,287
		Finland—1.8%
86,900		Fortum Oyj	2,803,412
50,300		Wartsila Oyj, B Shares	3,505,565
		Total Finland	6,308,977
		France—5.0%
17,200		Alstom S.A.	3,092,855
66,300		AXA S.A.	2,587,351
24,400		Schneider Electric S.A.	3,255,748
19,927		Societe Generale	3,425,044
38,800		Total S.A.	3,055,572
11,333		Unibail-Rodamco	2,674,098
		Total France	18,090,668
		Germany—5.5%
24,100		Bilfinger Berger AG	2,063,658
19,500		E.ON AG	3,068,473
17,100		Hannover Rueckversicherung AG	760,697
73,600		IVG Immobilien AG	2,679,093
24,700		K+S AG	3,642,716
22,500		Linde AG	2,667,008
19,100		RWE AG	2,028,843
20,900		Siemens AG	2,645,226
		Total Germany	19,555,714
		Greece—0.7%
67,100		Piraeus Bank S.A.	2,379,181
		Hong Kong—4.5%
497,800		ASM Pacific Technology	4,561,702
233,300		China Mobile Ltd.	2,680,680
145,100		Esprit Holdings Ltd.	1,939,083
953,700		Hang Lung Properties Ltd.	3,508,033
1,462,000		New World Development Co. Ltd.	3,571,445
		Total Hong Kong	16,260,943
		Israel—0.8%
175,600		Partner Communications (ADR)	2,883,352
		Italy—4.0%
595,300		AEM S.p.A.	1,967,532
142,500		Credito Emiliano S.p.A.	1,959,302
164,900		Enel S.p.A.	1,702,268
109,200		Eni S.p.A.	3,821,637
203,700		Milano Assicurazioni S.p.A.	1,556,676
305,700		UniCredito Italiano S.p.A.	2,593,255
242,900		Unipol S.p.A.	814,016
		Total Italy	14,414,686
		Japan—3.6%
36,000		Daito Trust Construction Co. Ltd.	1,787,249
22,500		Fanuc Ltd.	2,435,464
205		Mizuho Financial Group, Inc.	1,443,838
11,200		Nintendo Co. Ltd.	5,399,846
203		Sumitomo Mitsui Financial Group, Inc.	1,834,560
		Total Japan	12,900,957
		Luxembourg—0.7%
48,576		Oriflame Cosmetics S.A.	2,465,308
		Mexico—0.5%
406,000		Kimberly-Clark de Mexico SAB de CV	1,600,900
		Netherlands—4.2%
26,200		Akzo Nobel N.V.	2,157,779
28,300		InBev N.V.	2,298,739
82,150		ING Groep N.V.	3,467,926
25,200		Nutreco Holding N.V.	1,871,091
74,900		SBM Offshore N.V.	3,079,226
76,700		Unilever N.V.	2,318,127
		Total Netherlands	15,192,888
		Norway—2.6%
33,700		Fred Olsen Energy ASA	1,686,270
262,600		Orkla ASA	4,935,939
178,600		Storebrand ASA	2,673,416
		Total Norway	9,295,625
		Philippines—0.8%
49,400		Philippine Long Distance Telephone Co. (ADR)	2,823,704
		Singapore—1.6%
868,520		Singapore Telecommunications Ltd.	1,974,024
263,096		United Overseas Bank Ltd.	3,847,708
		Total Singapore	5,821,732
		South Africa—0.5%
317,700		Truworths Intl. Ltd.	1,603,123
		Spain—1.3%
63,600		Gestevision Telecinco S.A.	1,729,187
79,600		Repsol YPF S.A.	3,000,788
		Total Spain	4,729,975
		Sweden—2.9%
140,200		Atlas Copco AB	2,412,469
233,200		Nordea Bank AB	3,744,682
97,600		Skanska AB, B Shares	2,084,768
129,300		Svenska Cellulosa AB, B Shares	2,282,561
		Total Sweden	10,524,480
		Switzerland—1.9%
13,500		Alcon, Inc.	1,842,750
6,700		Nestle S.A.	2,573,991
13,000		Syngenta AG	2,452,719
		Total Switzerland	6,869,460
		Taiwan—0.7%
251,953		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,557,323

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentages shown are based on Net Assets)

Shares	Description	Value
	United Kingdom—7.6%
183,100	Arriva Plc	$2,905,371
589,233	Brit Insurance Holdings Plc	4,042,064
588,200	Cobham Plc	2,263,378
211,667	De La Rue Plc	3,180,735
200,000	Diageo Plc	4,085,230
745,200	Legal & General Group Plc	2,100,692
99,728	Scottish & Southern Energy Plc	2,913,941
104,266	Smiths Group Plc	2,194,354
117,013	United Utilities Plc	1,590,075
65,100 [2]	Vodafone Group Plc (ADR)	1,975,785
	Total United Kingdom	27,251,625
	United States—34.6%
32,000 [2]	Abbott Laboratories	1,622,080
193,000 [2]	Alaska Communications Systems Group, Inc.	2,773,410
23,900 [2]	AllianceBernstein Holding LP	2,005,688
37,100 [2]	Altria Group, Inc.	2,466,037
48,700	American Electric Power Co., Inc.	2,117,963
42,200 [2]	Aon Corp.	1,689,688
18,900 [2]	Apple, Inc.	2,490,264
56,100 [2]	Archer Daniels Midland Co.	1,884,960
46,900 [2]	AT&T, Inc.	1,836,604
24,100	Becton Dickinson & Co.	1,840,276
96,000	Bristol-Myers Squibb Co.	2,727,360
64,900 [1,2]	Broadcom Corp.	2,129,369
58,300	Chevron Corp.	4,970,658
64,500 [1]	Cisco Systems, Inc.	1,864,695
64,100	Citigroup, Inc.	2,985,137
40,300	Colgate-Palmolive Co.	2,659,800
64,600 [2]	ConocoPhillips	5,222,264
77,300	CVS Caremark Corp.	2,720,187
22,000	Diamond Offshore Drilling, Inc.	2,269,960
33,400	Dominion Resources, Inc.	2,812,948
85,700	Eagle Bulk Shipping, Inc.	2,255,624
59,600 [2]	Exxon Mobil Corp.	5,073,748
87,400	General Electric Co.	3,387,624
37,900	General Mills, Inc.	2,107,998
3,700 [1,2]	Google, Inc.	1,887,000
44,300 [2]	HJ Heinz Co.	1,938,568
92,900	Host Hotels & Resorts, Inc.	1,962,048
18,200	Intl. Business Machines Corp.	2,013,830
20,400 [2]	Johnson & Johnson	1,234,200
51,100	Kellogg Co.	2,647,491
46,300	Loews Corp. - Carolina Group	3,509,077
67,600	McDonald's Corp.	3,236,012
82,000	Merck & Co., Inc.	4,071,300
36,200 [1]	MGM Mirage	2,646,582
84,500 [2]	Microsoft Corp.	2,449,655
21,100	Molson Coors Brewing Co.	1,876,634
70,000	Motorola, Inc.	1,189,300
42,000	Nike, Inc.	2,370,900
50,200	Occidental Petroleum Corp.	2,847,344
72,800	Pepco Holdings, Inc.	1,970,696
42,000	PepsiCo, Inc.	2,756,040
42,600	Procter & Gamble Co.	2,635,236
21,300	Public Service Enterprise Group, Inc.	1,834,995
42,500 [1]	St. Jude Medical, Inc.	1,833,450
39,700	Starwood Hotels & Resorts Worldwide, Inc.	2,499,512
30,000	Stryker Corp.	1,872,900
24,500	Sunoco, Inc.	1,634,640
22,800	Textron, Inc.	2,573,892
30,100 [1]	Waters Corp.	1,753,626
84,000	Yum! Brands, Inc.	2,691,360
	Total United States	123,850,630
	Total Common Stocks (cost $314,904,351)	353,726,677

	Preferred Stock—0.7%
	Germany—0.7%
44,100	Henkel KgaA, 1.38%	2,403,776
	Total Long-Term Investments (cost $316,917,648)	356,130,453
	MONEY MARKET FUND—0.1%
445,445 [3]	Fidelity Institutional Money Market Prime Portfolio, 4.99% (cost $445,445)	445,445
Contracts
	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
103,000	BAE Systems Plc, strike price 4.50 GBP, expires 11/06/07	27,280
50,000	BAE Systems Plc, strike price 4.50 GBP, expires 11/27/07	15,782
59,000	Credito Emiliano S.p.A., strike price 12 EUR, expires 11/06/07	1,332
8,500	Deutsche Bank AG, strike price 110 EUR, expires 11/06/07	26,075
5,000	Deutsche Bank AG, strike price 110 EUR, expires 11/12/07	16,288
75	Nippon Commercial Investment Corp., strike price 654 JPY, expires 11/20/07	2,153
8,000	Zimmer Holdings, Inc., strike price $90, expires 11/16/07	7,976
	Total Outstanding Call Options Purchased (cost $127,154)	96,886
	Total Investments before outstanding options written (cost $317,490,2474)	356,672,784
	OUTSTANDING CALL OPTIONS WRITTEN—(2.4)%
(150)	Abbott Laboratories, strike price $58, expires 11/02/07	(7,755)
(25)	Abbott Laboratories, strike price $60, expires 11/19/07	(1,125)
(250)	Accenture Ltd., Class A, strike price $40, expires 11/19/07	(100,000)
(450,000)	AEM S.p.A., strike price 2.87 EUR, expires 11/06/07	(8,004)
(40)	Akzo Nobel N.V., strike price 62 EUR, expires 09/21/07	(11,766)
(10,000)	Akzo Nobel N.V., strike price 65.51 EUR, expires 11/06/07	(21,718)
(385)	Alaska Communications Systems Group, Inc., strike price $15.75, expires 10/26/07	(11,261)
(33,000)	Alaska Communications Systems Group, Inc., strike price $16.49, expires 11/16/07	(22,028)
(82,800)	Alaska Communications Systems Group, Inc., strike price $16.70, expires 11/02/07	(44,563)
(16)	Alcon, Inc., strike price $135, expires 08/20/07	(8,320)
(53)	Alcon, Inc., strike price $140, expires 11/19/07	(39,750)
(6,800)	Alstom S.A., strike price 117.01 EUR, expires 08/02/07	(156,310)
(3,500)	Alstom S.A., strike price 121.43 EUR, expires 11/06/07	(79,769)
(9,300)	Altria Group, Inc., strike price $72.50, expires 11/02/07	(9,168)
(130)	Altria Group, Inc., strike price $73, expires 11/23/07	(18,443)
(250)	American Electric Power Co., Inc., strike price $47.50, expires 11/19/07	(27,500)
(23,200)	Aon Corp., strike price $43.52, expires 11/16/07	(27,239)
(5,700)	Apple, Inc., strike price $107.40, expires 08/17/07	(140,980)
(4,700)	Apple, Inc., strike price $146.06, expires 11/16/07	(23,346)
(3,800)	Apple, Inc., strike price $160, expires 11/02/07	(15,672)
(185)	Archer Daniels Midland Co., strike price $39.50, expires 11/02/07	(7,043)

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(125)	Archer Daniels Midland Co., strike price $40, expires 12/24/07	$(9,375)
(147,000)	Arriva Plc, strike price 7.63 GBP, expires 11/06/07	(188,699)
(69,800)	ASM Pacific Technology, strike price 59.32 HKD, expires 11/07/07	(131,243)
(204,000)	ASM Pacific Technology, strike price 60.32 HKD, expires 11/07/07	(363,758)
(105)	AT&T, Inc., strike price $41.25, expires 11/09/07	(13,459)
(27,000)	AT&T, Inc., strike price $41.50, expires 11/16/07	(34,295)
(3,500)	AT&T, Inc., strike price $41.72, expires 09/21/07	(1,773)
(22,326)	Atlas Copco AB, strike price 113.34 SEK, expires 08/02/07	(16,275)
(68,000)	Atlas Copco AB, strike price 114 SEK, expires 11/06/07	(98,861)
(8,200)	AXA S.A., strike price 34 EUR, expires 08/17/07	(440)
(10,000)	AXA S.A., strike price 34 EUR, expires 11/27/07	(9,230)
(13,000)	AXA S.A., strike price 34.83 EUR, expires 11/06/07	(7,248)
(8,200)	AXA S.A., strike price 35 EUR, expires 11/12/07	(4,753)
(103,000)	BAE Systems Plc, strike price 4.53 GBP, expires 11/06/07	(27,364)
(50,000)	BAE Systems Plc, strike price 4.60 GBP, expires 11/27/07	(13,690)
(170)	Barrick Gold Corp., strike price $30, expires 10/22/07	(69,700)
(17,500)	Barrick Gold Corp., strike price $32, expires 11/16/07	(52,112)
(12,500)	Becton Dickinson & Co., strike price $77.84, expires 11/16/07	(36,645)
(5,500)	Bilfinger Berger AG, strike price 66.50 EUR, expires 11/12/07	(19,113)
(9,000)	Bilfinger Berger AG, strike price 70.50 EUR, expires 11/06/07	(16,546)
(48,000)	Bristol-Myers Squibb Co., strike price $33.43, expires 11/16/07	(9,595)
(290,000)	Brit Insurance Holdings Plc, strike price 3.49 GBP, expires 11/06/07	(85,762)
(60,000)	Brit Insurance Holdings Plc, strike price 3.60 GBP, expires 11/12/07	(8,774)
(125)	Broadcom Corp., strike price $35, expires 08/20/07	(4,375)
(200)	Broadcom Corp., strike price $35, expires 11/19/07	(39,000)
(8,000)	Canadian Imperial Bank of Commerce, strike price 107.05 CAD, expires 08/17/07	—
(120)	Chevron Corp., strike price $80.88, expires 08/03/07	(53,120)
(200)	Chevron Corp., strike price $83, expires 11/02/07	(125,868)
(116,000)	China Mobile Ltd., strike price 90.34 HKD, expires 11/07/07	(89,887)
(20,000)	Cia Energetica de Minas Gerais (ADR), strike price $20.02, expires 11/16/07	(41,730)
(38,100)	Cia Energetica de Minas Gerais (ADR), strike price $22.79, expires 11/02/07	(33,322)
(70)	Cisco Systems, Inc., strike price $27.25, expires 11/02/07	(20,885)
(110)	Cisco Systems, Inc., strike price $28.50, expires 11/09/07	(25,670)
(17,500)	Cisco Systems, Inc., strike price $30.16, expires 11/16/07	(28,158)
(10,300)	Citigroup, Inc., strike price $55.25, expires 11/16/07	(2,803)
(10,000)	Citigroup, Inc., strike price $56, expires 11/16/07	(2,171)
(235,000)	Cobham Plc, strike price 2.15 GBP, expires 11/06/07	(8,639)
(117,000)	Cobham Plc, strike price 2.16 GBP, expires 08/01/07	(2)
(100)	Colgate-Palmolive Co., strike price $70, expires 11/19/07	(13,000)
(18,000)	ConocoPhillips, strike price $81.63, expires 11/16/07	(96,257)
(17,500)	ConocoPhillips, strike price $82.80, expires 11/02/07	(77,504)
(59,000)	Credito Emiliano S.p.A., strike price 12.43 EUR, expires 11/06/07	(864)
(26,000)	Credito Emiliano S.p.A., strike price 12.50 EUR, expires 08/01/07	—
(360)	CVS Caremark Corp., strike price $40, expires 11/19/07	(16,200)
(43,000)	Danske Bank A/S, strike price 237 DKK, expires 11/12/07	(56,082)
(840,000)	Datang Intl. Power Generation Co. Ltd., strike price 5.45 HKD, expires 11/07/07	(158,443)
(57,610)	De La Rue Plc, strike price 7.37 GBP, expires 08/03/07	(12,719)
(111,247)	De La Rue Plc, strike price 7.95 GBP, expires 11/06/07	(47,293)
(5,000)	Deutsche Bank AG, strike price 112.25 EUR, expires 11/12/07	(12,876)
(6,000)	Deutsche Bank AG, strike price 110 EUR, expires 11/06/07	(18,406)
(2,500)	Deutsche Bank AG, strike price 120.13 EUR, expires 11/06/07	(2,467)
(122,000)	Diageo Plc, strike price 10.93 GBP, expires 11/06/07	(35,237)
(90)	Diamond Offshore Drilling, Inc., strike price $111.50, expires 11/02/07	(41,729)
(3,000)	Dominion Resources, Inc., strike price $91.73, expires 11/16/07	(4,408)
(8,000)	Dominion Resources, Inc., strike price $92, expires 11/16/07	(11,274)
(55)	Dominion Resources, Inc., strike price $95, expires 10/22/07	(4,125)
(7,500)	E.ON AG, strike price 125.19 EUR, expires 11/06/07	(32,404)
(20)	E.ON AG, strike price 130 EUR, expires 12/21/07	(9,659)
(170)	Eagle Bulk Shipping, Inc., strike price $22.50, expires 09/24/07	(76,500)
(21,500)	Eagle Bulk Shipping, Inc., strike price $23.34, expires 11/16/07	(75,474)
(25,800)	Eagle Bulk Shipping, Inc., strike price $28, expires 11/02/07	(28,772)
(80)	Enel S.p.A., strike price 8.20 EUR, expires 12/21/07	(6,491)
(40,000)	Enel S.p.A., strike price 8.46 EUR, expires 11/06/07	(1,877)
(65,000)	Eni S.p.A., strike price 26.70 EUR, expires 11/06/07	(67,978)
(57,000)	Esprit Holdings Ltd., strike price 101.47 HKD, expires 11/07/07	(63,773)
(22,800)	Esprit Holdings Ltd., strike price 106.89 HKD, expires 11/20/07	(18,203)
(16,000)	Eurocastle Investment Ltd., strike price 40 EUR, expires 08/01/07	—
(356)	Exxon Mobil Corp., strike price $89, expires 11/02/07	(117,775)

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(240)	Exxon Mobil Corp., strike price $92, expires 11/02/07	$(54,262)
(11,000)	Fanuc Ltd., strike price 13,502 JPY, expires 09/11/07	(14,861)
(48,000)	Fortum Oyj, strike price 24.72 EUR, expires 08/01/07	(1)
(17,000)	Fred Olsen Energy ASA, strike price 329.66 NOK, expires 11/06/07	(13,198)
(22,000)	General Electric Co., strike price $40.25, expires 11/16/07	(23,228)
(22,000)	General Electric Co., strike price $41.34, expires 11/02/07	(12,522)
(63,700)	Gerdau S.A. (ADR), strike price $25, expires 11/01/07	(131,286)
(45,000)	Gerdau S.A. (ADR), strike price $25.70, expires 11/16/07	(84,978)
(32,000)	Gestevision Telecinco S.A., strike price 21.98 EUR, expires 08/01/07	—
(1,400)	Google, Inc., strike price $521.08, expires 11/16/07	(47,294)
(14)	Google, Inc., strike price $550, expires 12/24/07	(34,720)
(139,500)	Hang Lung Properties Ltd., strike price 24.98 HKD, expires 11/07/07	(84,568)
(385,000)	Hang Lung Properties Ltd., strike price 27.88 HKD, expires 11/07/07	(132,685)
(21,300)	Henkel KGaA, 1.38%, strike price 39.52 EUR, expires 11/06/07	(65,004)
(70)	HJ Heinz Co., strike price $47.25, expires 11/02/07	(4,939)
(185)	HJ Heinz Co., strike price $48.75, expires 11/08/07	(7,505)
(28,000)	Host Hotels & Resorts, Inc., strike price $27, expires 11/02/07	(728)
(17,000)	InBev N.V., strike price 60.42 EUR, expires 11/06/07	(60,291)
(450,000)	Industrial & Commercial Bank of China, strike price 4.12 HKD, expires 11/07/07	(45,631)
(700,000)	Industrial & Commercial Bank of China, strike price 4.47 HKD, expires 11/07/07	(45,044)
(45,000)	ING Groep N.V., strike price 33.01 EUR, expires 11/06/07	(52,541)
(78)	Intl. Business Machines Corp., strike price $120, expires 11/09/07	(18,963)
(5,800)	Intl. Business Machines Corp., strike price $122, expires 11/02/07	(10,364)
(48,000)	IVG Immobilien AG, strike price 31.26 EUR, expires 11/06/07	(18,559)
(110)	Johnson & Johnson, strike price $64.50, expires 11/02/07	(8,402)
(10,000)	K+S AG, strike price 109.10 EUR, expires 11/06/07	(95,103)
(4,800)	K+S AG, strike price 96.39 EUR, expires 08/02/07	(82,914)
(123,000)	Kimberly-Clark de Mexico SAB de CV, strike price 50 MXN, expires 08/08/07	(1)
(123,000)	Kimberly-Clark de Mexico SAB de CV, strike price 50 MXN, expires 11/02/07	(6,354)
(111,000)	Legal & General Group Plc, strike price 1.45 GBP, expires 11/12/07	(10,596)
(336,000)	Legal & General Group Plc, strike price 1.57 GBP, expires 11/06/07	(16,038)
(9,000)	Linde AG, strike price 90.33 EUR, expires 11/06/07	(42,921)
(189,000)	Lion Nathan Ltd., strike price 9.39 AUD, expires 11/07/07	(12,596)
(40,000)	Lion Nathan Ltd., strike price 9.44 AUD, expires 11/07/07	(2,441)
(125)	Loews Corp. - Carolina Group, strike price $80, expires 08/20/07	(5,625)
(5,000)	Loews Corp. - Carolina Group, strike price $81.25, expires 11/02/07	(9,082)
(80)	Loews Corp. - Carolina Group, strike price $82.50, expires 12/07/07	(16,722)
(6,700)	McDonald's Corp., strike price $52.25, expires 11/02/07	(6,683)
(340)	McDonald's Corp., strike price $52.50, expires 12/24/07	(51,000)
(27,000)	Merck & Co., Inc., strike price $53.70, expires 11/16/07	(36,852)
(85)	Merck & Co., Inc., strike price $55, expires 11/02/07	(7,528)
(100)	MGM Mirage, strike price $85, expires 09/24/07	(13,000)
(10,000)	MGM Mirage, strike price $90.83, expires 11/16/07	(16,805)
(17,000)	Microsoft Corp., strike price $31.57, expires 11/16/07	(10,781)
(340)	Microsoft Corp., strike price $32.63, expires 11/02/07	(10,482)
(10,500)	Molson Coors Brewing Co., strike price $94.25, expires 11/02/07	(24,880)
(14,000)	Motorola, Inc., strike price $20, expires 11/16/07	(3,443)
(4,300)	Nestle S.A., strike price 481.25 CHF, expires 11/06/07	(35,940)
(145,200)	New World Development Co. Ltd., strike price 20.31 HKD, expires 11/07/07	(17,937)
(732,000)	New World Development Co. Ltd., strike price 20.61 HKD, expires 11/07/07	(80,381)
(15,000)	Nike, Inc., strike price $60.25, expires 11/16/07	(25,253)
(100)	Nike, Inc., strike price $61, expires 11/02/07	(12,631)
(3,200)	Nintendo Co. Ltd., strike price 43,833 JPY, expires 11/20/07	(391,562)
(5,200)	Nintendo Co. Ltd., strike price 63,600 JPY, expires 10/22/07	(148,013)
(75)	Nippon Commercial Investment Corp., strike price 654 JPY, expires 11/20/07	(4,489)
(70,000)	Nordea Bank AB, strike price 114 SEK, expires 11/12/07	(38,803)
(10,000)	Nutreco Holding N.V., strike price 56.23 EUR, expires 11/06/07	(18,926)
(25,000)	Occidental Petroleum Corp., strike price $58.75, expires 11/16/07	(90,833)
(24,000)	Oriflame Cosmetics S.A., strike price 333.69 SEK, expires 11/12/07	(117,021)
(52,000)	Orkla ASA, strike price 100.92 NOK, expires 08/02/07	(94,371)
(105,000)	Orkla ASA, strike price 107.38 NOK, expires 11/06/07	(142,205)
(53,000)	Orkla ASA, strike price 116 NOK, expires 11/06/07	(38,536)
(61,000)	Partner Communications (ADR), strike price $18.09, expires 10/19/07	(33,794)
(27,000)	Partner Communications (ADR), strike price $18.19, expires 11/16/07	(18,940)
(215)	Pepco Holdings, Inc., strike price $30, expires 08/20/07	(4,300)
(14,000)	Pepco Holdings, Inc., strike price $30.50, expires 11/16/07	(5,118)
(8,500)	PepsiCo, Inc., strike price $67.44, expires 11/16/07	(16,339)
(170)	PepsiCo, Inc., strike price $68, expires 11/02/07	(25,860)
(85)	PetroChina Co. Ltd. (ADR), strike price $140, expires 09/24/07	(106,420)
(7,000)	PetroChina Co. Ltd. (ADR), strike price $148.34, expires 11/16/07	(68,723)

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(7,000)	Petroleo Brasileiro S.A. (ADR), strike price $55, expires 11/02/07	$(79,324)
(12,000)	Petroleo Brasileiro S.A. (ADR), strike price $61.61, expires 11/16/07	(87,450)
(9,800)	Philippine Long Distance Telephone Co. (ADR), strike price $57.08, expires 11/02/07	(25,741)
(17,000)	Philippine Long Distance Telephone Co. (ADR), strike price $59.12, expires 08/14/07	(323)
(13,000)	Piraeus Bank S.A., strike price 27.27 EUR, expires 08/01/07	(2)
(27,200)	Piraeus Bank S.A., strike price 27.80 EUR, expires 11/06/07	(10,319)
(255)	Potash Corp. of Saskatchewan, strike price $100, expires 12/24/07	(91,800)
(15,000)	Potash Corp. of Saskatchewan, strike price $70, expires 11/02/07	(192,534)
(10,500)	Potash Corp. of Saskatchewan, strike price $80.67, expires 11/16/07	(67,409)
(140)	Procter & Gamble Co., strike price $64, expires 11/02/07	(21,896)
(10,000)	Procter & Gamble Co., strike price $65.28, expires 11/16/07	(13,142)
(50)	Public Service Enterprise Group, Inc., strike price $90.25, expires 11/02/07	(11,808)
(55)	Public Service Enterprise Group, Inc., strike price $94, expires 11/02/07	(8,224)
(7,600)	QBE Insurance Group Ltd., strike price 31.25 AUD, expires 11/20/07	(6,725)
(35,000)	QBE Insurance Group Ltd., strike price 32.56 AUD, expires 11/07/07	(18,673)
(36,000)	Repsol YPF S.A., strike price 27.76 EUR, expires 11/06/07	(83,490)
(6,000)	RWE AG, strike price 84 EUR, expires 11/06/07	(14,215)
(4,500)	RWE AG, strike price 85.73 EUR, expires 11/27/07	(10,131)
(15,000)	SBM Offshore N.V., strike price 26.67 EUR, expires 08/03/07	(74,874)
(26,000)	SBM Offshore N.V., strike price 28.14 EUR, expires 11/06/07	(106,699)
(10,000)	Schneider Electric S.A., strike price 110 EUR, expires 11/27/07	(32,792)
(19,000)	Scottish & Southern Energy Plc, strike price 15.31 GBP, expires 08/01/07	—
(40,000)	Scottish & Southern Energy Plc, strike price 15.49 GBP, expires 11/01/07	(35,748)
(10,000)	Siemens AG, strike price 103 EUR, expires 11/27/07	(49,106)
(391,000)	Singapore Telecommunications Ltd., strike price 3.55 SGD, expires 11/07/07	(37,328)
(58,000)	Skanska AB, B Shares, strike price 160 SEK, expires 11/06/07	(24,533)
(90,073)	Smiths Group Plc, strike price 11.75 GBP, expires 08/01/07	(2)
(781,000)	SP AusNet, strike price 1.47 AUD, expires 11/07/07	(6,523)
(159,000)	SP AusNet, strike price 1.52 AUD, expires 11/07/07	(596)
(87,000)	St. George Bank Ltd., strike price 36.60 AUD, expires 11/07/07	(38,371)
(23,000)	St. Jude Medical, Inc., strike price $45.30, expires 11/16/07	(47,992)
(90)	Starwood Hotels & Resorts Worldwide, Inc., strike price $75, expires 08/20/07	(2,700)
(150)	Starwood Hotels & Resorts Worldwide, Inc., strike price $75, expires 11/19/07	(26,250)
(142,000)	Storebrand ASA, strike price 94.81 NOK, expires 11/06/07	(88,385)
(120)	Stryker Corp., strike price $70, expires 09/24/07	(3,600)
(45)	Stryker Corp., strike price $70, expires 12/24/07	(8,100)
(125)	Sunoco, Inc., strike price $80, expires 11/19/07	(21,250)
(42,000)	Svenska Cellulosa AB, B Shares, strike price 118.44 SEK, expires 11/06/07	(40,835)
(33,000)	Svenska Cellulosa AB, B Shares, strike price 118.45 SEK, expires 08/02/07	(9,150)
(5,200)	Syngenta AG, strike price 232.75 CHF, expires 11/06/07	(42,483)
(75,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 11/16/07	(20,573)
(385)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $12, expires 11/09/07	(3,280)
(100)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(36,089)
(25,000)	Teck Cominco Ltd., Class B, strike price 53.25 CAD, expires 11/16/07	(37,545)
(100)	TELUS Corp., strike price 64 CAD, expires 08/18/07	(1,875)
(25,000)	TELUS Corp., strike price 66 CAD, expires 11/16/07	(30,153)
(35)	Textron, Inc., strike price $110, expires 12/24/07	(39,550)
(12,800)	Textron, Inc., strike price $113, expires 11/16/07	(89,231)
(19,000)	Total S.A., strike price 57.22 EUR, expires 11/06/07	(91,601)
(97,000)	Truworths Intl. Ltd., strike price 36.99 ZAR, expires 11/06/07	(28,887)
(57,700)	Truworths Intl. Ltd., strike price 41.76 ZAR, expires 11/06/07	(4,867)
(6,790)	Unibail-Rodamco, strike price 210.61 EUR, expires 11/27/07	(24,748)
(152,800)	UniCredito Italiano S.p.A., strike price 7.58 EUR, expires 08/01/07	(2)
(20,000)	Unilever N.V., strike price 23.13 EUR, expires 11/06/07	(18,388)
(133,600)	Unipol S.p.A., strike price 2.93 EUR, expires 11/06/07	(292)
(131,000)	United Overseas Bank Ltd., strike price 22.85 SGD, expires 11/07/07	(85,210)
(13,700)	United Overseas Bank Ltd., strike price 23.83 SGD, expires 11/20/07	(6,326)
(34,300)	United Utilities Plc, strike price 7.89 GBP, expires 08/01/07	(1)
(82,300)	United Utilities Plc, strike price 8.04 GBP, expires 11/06/07	(3,744)
(175)	Vodafone Group Plc (ADR), strike price $29.63, expires 11/02/07	(35,751)
(7,000)	Vodafone Group Plc (ADR), strike price $33, expires 11/16/07	(4,622)
(110)	Vodafone Group Plc (ADR), strike price $35, expires 10/22/07	(2,750)
(30,000)	Wartsila Oyj, B Shares, strike price 49.42 EUR, expires 08/02/07	(89,510)
(180)	Waters Corp., strike price $65, expires 08/20/07	(1,800)
(250)	Yum! Brands, Inc., strike price $34, expires 11/02/07	(23,498)
(17,000)	Yum! Brands, Inc., strike price $35.01, expires 11/16/07	(13,083)
(8,000)	Zimmer Holdings, Inc., strike price $90.50, expires 11/16/07	(7,399)
	Total Outstanding Call Options Written (premium received $(9,345,624))	(8,715,004)

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentages shown are based on Net Assets)

Total Investments net of outstanding options written—97.1%	$347,957,780
Other assets in excess of liabilities—2.9%	10,519,578
Net Assets—100.0%	$358,477,358

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Represents current yield as of July 31, 2007.
[4]	Cost for federal income tax purposes is $317,363,999. The net unrealized appreciation on a tax basis is $39,308,785, consisting of $44,755,979 gross unrealized appreciation and $5,447,194 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR —	American Depositary Receipt
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
JPY —	Japanese Yen
MXN —	Mexican Peso
NOK —	Norwegian Krone
SEK —	Swedish Krona
SGD —	Singapore Dollar
ZAR —	South African Rand

Item 2 – Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Global Opportunities Equity Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: September 20, 2007